Document And Entity Information	Sep. 28, 2021
Document Information [Line Items]
Entity, Registrant Name	US ALLIANCE CORPORATION
Document, Type	8-K
Document, Period End Date	Sep. 28, 2021
Entity, Incorporation, State or Country Code	KS
Entity, Tax Identification Number	26-4824142
Entity, Address, Address Line One	1303 SW First American Pl, Suite 200
Entity, Address, City or Town	Topeka
Entity, Address, State or Province	KS
Entity, Address, Postal Zip Code	66604
City Area Code	785
Local Phone Number	228-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001463913